Segment information (Tables)	9 Months Ended
Sep. 30, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	17	20
Continental Africa	5	1
Australasia	1	3
Americas	5	4
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	30	29

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	3	4
Continental Africa	2	-
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	143	129
Total interest expense	151	135

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)(2)	3,719	2,974
Continental Africa	4,802	4,365
Australasia	975	714
Americas	2,792	2,527
Other, including Corporate and Non-gold producing subsidiaries	950	605
Total segment assets	13,238	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
(2) Includes the assets of First Uranium (Pty) Limited acquired during July 2012.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,780	1,882
Exploration costs	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	42	74
Other, including Corporate and Non-gold producing subsidiaries	(24)	(19)
Total equity income in associates	18	53

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	583	725
Continental Africa	730	709
Australasia	87	34
Americas	535	546
Other, including Corporate and Non-gold producing subsidiaries	(155)	(132)
Total segment income	1,780	1,882

Segments, Geographical Areas [Abstract]
Revenues by area
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,701	1,916
Continental Africa	1,964	1,801
Australasia	335	285
Americas	1,243	1,109
Other, including Corporate and Non-gold producing subsidiaries	16	13
	5,259	5,124
Less: Equity method investments included above	(246)	(279)
Total revenues	5,013	4,845